Investments in Other Entities - Additional Information (Detail) $ in Millions, $ in Millions		12 Months Ended
	Sep. 30, 2020	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of associates and joint ventures [line items]
Impairment of investments		$ 0	$ 250	$ 2,501
Financial assets		5	5		$ 5	$ 5
Joint Ventures
Disclosure of associates and joint ventures [line items]
Equity earnings (loss) recognized		192	3	(157)
Industria Envasadora de Quertaro, S.A. de C.V. (IEQSA)
Disclosure of associates and joint ventures [line items]
Dividend income		16	16
Planta Nueva Ecología De Tabasco, S.A. de C.V.
Disclosure of associates and joint ventures [line items]
Capital contribution		560
Jugos del valle, S.A.P.I. de C.V.
Disclosure of associates and joint ventures [line items]
Capital contribution			44
Leao Alimentos y Bebidas LTDA
Disclosure of associates and joint ventures [line items]
Reduction of issued capital			46
Impairment of investments				1,038
Trop Frutas do Brasil, LTDA.
Disclosure of associates and joint ventures [line items]
Impairment of investments			250
Compañía Panameña de Bebidas, S.A.P.I. de C.V.
Disclosure of associates and joint ventures [line items]
Impairment of investments				1,463
Percentage of stock sold	100.00%
Associates
Disclosure of associates and joint ventures [line items]
Equity earnings (loss) recognized		$ 194	$ 85	$ (124)